Contractual commitments and contingencies	6 Months Ended
Jun. 30, 2026
Contractual Commitments and Contingencies [Abstract]
Contractual commitments and contingencies	Contractual commitments and contingencies
AngloGold Ashanti’s material contingent liabilities at 30 June 2026 are detailed below:
Tax matters - Brazil - AngloGold Ashanti Mineração
The Brazil Tax Authority has challenged various aspects of the companies’ tax returns for periods from 2005 to 2016 on VAT, social security contributions, property taxes and federal contributions on royalties. The collective contingent liability on the various matters is $45m and has not been recognised as a liability. There is uncertainty whether the amounts are due under the applicable laws, but the Group believes there is a chance of an adverse outcome.